Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON INVESTMENT FUNDS TRUST®
BARON GROWTH FUND®
Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information dated January 28, 2026
Effective February 26, 2026, Baron Investment Funds Trust, on behalf of its series, Baron Growth Fund (the “Fund”), entered into a committed line of credit agreement with State Street Bank and Trust Company as lender. Accordingly, effective immediately, the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund are modified as follows:
On page 1 of the Summary Prospectus and page 11 of the Prospectus of the Fund, the following table supersedes and replaces the Annual Fund Operating Expenses table in the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

			Other Expenses
	Management Fee	Distribution (12b‑1) Fee	Operating Expenses	Interest Expense	Total Other Expenses	Total Annual Fund Operating Expenses[1]
Baron Growth Fund
Retail Shares	1.00%	0.25%	0.05%	0.30%	0.35%	1.60%
Institutional Shares	1.00%	0.00%	0.04%	0.30%	0.34%	1.34%
R6 Shares	1.00%	0.00%	0.04%	0.30%	0.34%	1.34%

[1]	The expense information shown in the table has been restated to reflect current fees.
On page 1 of the Summary Prospectus and page 11 of the Prospectus of the Fund, the following table supersedes and replaces the Example table in the section “Fees and Expenses of the Fund”:

YEAR	1	3	5	10
Baron Growth Fund
Retail Shares	$163	$505	$871	$1,900
Institutional Shares	$136	$425	$734	$1,613
R6 Shares	$136	$425	$734	$1,613

BARON GROWTH FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON INVESTMENT FUNDS TRUST®
BARON GROWTH FUND®
Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information dated January 28, 2026
Effective February 26, 2026, Baron Investment Funds Trust, on behalf of its series, Baron Growth Fund (the “Fund”), entered into a committed line of credit agreement with State Street Bank and Trust Company as lender. Accordingly, effective immediately, the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund are modified as follows:
On page 1 of the Summary Prospectus and page 11 of the Prospectus of the Fund, the following table supersedes and replaces the Annual Fund Operating Expenses table in the section “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

			Other Expenses
	Management Fee	Distribution (12b‑1) Fee	Operating Expenses	Interest Expense	Total Other Expenses	Total Annual Fund Operating Expenses[1]
Baron Growth Fund
Retail Shares	1.00%	0.25%	0.05%	0.30%	0.35%	1.60%
Institutional Shares	1.00%	0.00%	0.04%	0.30%	0.34%	1.34%
R6 Shares	1.00%	0.00%	0.04%	0.30%	0.34%	1.34%

[1]	The expense information shown in the table has been restated to reflect current fees.
On page 1 of the Summary Prospectus and page 11 of the Prospectus of the Fund, the following table supersedes and replaces the Example table in the section “Fees and Expenses of the Fund”:

YEAR	1	3	5	10
Baron Growth Fund
Retail Shares	$163	$505	$871	$1,900
Institutional Shares	$136	$425	$734	$1,613
R6 Shares	$136	$425	$734	$1,613